THE LAZARD FUNDS, INC.

Lazard US Strategic Equity Portfolio

Lazard US Small-Mid Cap Equity Portfolio

Supplement to Prospectus dated April 30, 2014

Lazard US Strategic Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager's US Equity teams, has been with the Portfolio since December 2004.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since March 2011.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since December 2004.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select team, has been with the Portfolio since February 2009.

The following replaces any contrary information in "Fund Management – Portfolio Management":

US Strategic Equity Portfolio – Christopher H. Blake and Andrew D. Lacey# (each since December 2004), Martin Flood (since March 2011) and Ronald Temple (since February 2009)

* * * *

Lazard US Small-Mid Cap Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Daniel Breslin, portfolio manager/analyst on the Investment Manager's US Small-Mid Cap Equity team, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since 2014.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

The following replaces any contrary information in "Fund Management – Portfolio Management":

US Small-Mid Cap Equity Portfolio – Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010), Martin Flood (since 2014) and Andrew D. Lacey* (since May 2003)

The following supplements the information in "Fund Management – Portfolio Management":

Martin Flood joined the Portfolio's management team in 2014. He owns between $10,001 and $50,000 of shares in the Portfolio.

February 17, 2015